Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Vessels	$ 2,035,607	$ 1,629,570
Assets under construction	678,498	106,513
Right-of-use assets	2,204	32,936
Other tangible assets	22,110	644
Prepayments	1,886	0
Intangible assets	16,661	14,194
Receivables	63,998	2,887
Investments	61,238	519
Deferred tax assets	5,604	280
Total non-current assets	2,887,806	1,787,543
Current assets
Inventory	32,787	22,511
Trade and other receivables	280,985	307,111
Current tax assets	3,366	869
Cash and cash equivalents	343,899	429,370
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	661,037	759,861
Non-current assets held for sale	182,806	871,876
Total current assets	843,843	1,631,737
TOTAL ASSETS	3,731,649	3,419,280
Equity
Share capital	239,148	239,148
Share premium	631,397	1,466,529
Translation reserve	(74)	235
Hedging reserve	2,408	1,140
Treasury shares	(284,508)	(157,595)
Retained earnings	638,309	807,916
Equity attributable to owners of the Company	1,226,680	2,357,373
Non-current liabilities
Bank loans	1,212,215	362,235
Other notes	198,551	198,219
Other borrowings	476,693	71,248
Lease liabilities	2,183	3,363
Other payables	0	146
Employee benefits	1,157	1,669
Provisions	125	274
Deferred tax liabilities	13	0
Total non-current liabilities	1,890,937	637,154
Current liabilities
Trade and other payables	94,219	124,013
Current tax liabilities	7,110	4,768
Bank loans	405,261	166,124
Other notes	3,733	3,733
Other borrowings	100,480	92,298
Lease liabilities	2,919	33,493
Provisions	310	324
Total current liabilities	614,032	424,753
TOTAL EQUITY and LIABILITIES	$ 3,731,649	$ 3,419,280